RELATED PARTY BALANCES AND TRANSACTIONS (Details 3) - CNY (¥) ¥ in Thousands	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Related Party Transaction, Amounts of Transaction	¥ 37,987	¥ 7,848	¥ 0
Revenue from Related Parties	37,987	7,848	0
Linze Origin Seeds Ltd [Member]
Related Party Transaction, Amounts of Transaction	83	45	0
Beijing Shihui [Member]
Related Party Transaction, Amounts of Transaction	20,823	1,575	0
Revenue from Related Parties	0	0	396
Service Fee Charged By Related Party	0	0	600
NCI [Member]
Related Party Transaction, Amounts of Transaction	17,081		0
Zhengzhou Branch [Member]
Related Party Transaction, Amounts of Transaction	¥ 0	¥ 7,803	¥ 0